UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Technology - 31.5%
Communications Technology - 4.4%
Aruba Networks, Inc. (a)	340,170	$8,058,627
QUALCOMM, Inc.	1,066,345	55,023,402
Riverbed Technology, Inc. (a)	331,780	9,150,493

		72,232,522

Computer Services, Software & Systems - 13.0%
Citrix Systems, Inc. (a)	461,990	33,646,732
Google, Inc.-Class A (a)	135,490	80,296,794
Intuit, Inc.	634,405	34,048,516
Oracle Corp.	1,689,625	55,369,011
Rovi Corp. (a)	256,880	12,725,835

		216,086,888

Computer Technology - 10.0%
Apple, Inc. (a)	311,740	126,186,117
EMC Corp./Massachusetts (a)	1,581,033	38,751,119

		164,937,236

Semiconductors & Component - 4.1%
Broadcom Corp.-Class A (a)	1,114,011	40,204,657
Marvell Technology Group Ltd. (a)	2,039,290	28,529,667

		68,734,324

		521,990,970

Consumer Discretionary - 16.6%
Auto Parts - 3.2%
BorgWarner, Inc. (a)	350,990	26,847,225
Johnson Controls, Inc.	772,110	25,425,582

		52,272,807

Cable Television Services - 2.3%
Comcast Corp.-Class A	1,633,590	38,307,686

Casinos & Gambling - 0.8%
Las Vegas Sands Corp. (a)	297,900	13,986,405

Cosmetics - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	84,260	8,295,397

Diversified Retail - 2.8%
Amazon.com, Inc. (a)	163,225	34,850,170
Dollar General Corp. (a)	310,290	12,306,101

		47,156,271

Entertainment - 1.9%
Walt Disney Co. (The)	877,880	30,620,454

Recreational Vehicles & Boats - 0.6%
Harley-Davidson, Inc.	259,970	10,112,833

Restaurants - 1.8%
Starbucks Corp.	711,885	30,141,211

Company	Shares	U.S. $ Value
Specialty Retail - 1.5%
Limited Brands, Inc.	582,264	24,868,495

Textiles, Apparel & Shoes - 1.2%
PVH Corp.	127,020	9,451,558
VF Corp.	70,470	9,740,364

		19,191,922

		274,953,481

Energy - 11.1%
Oil Well Equipment & Services - 5.1%
FMC Technologies, Inc. (a)	590,400	26,461,728
Schlumberger Ltd.	786,330	57,771,665

		84,233,393

Oil: Crude Producers - 6.0%
Anadarko Petroleum Corp.	354,990	27,866,715
EOG Resources, Inc.	355,180	31,763,747
Noble Energy, Inc.	460,131	41,108,104

		100,738,566

		184,971,959

Producer Durables - 10.6%
Aerospace - 0.7%
Goodrich Corp.	94,040	11,532,125

Back Office Support HR & Consulting - 1.4%
Accenture PLC	384,349	23,160,871

Diversified Manufacturing Operations - 3.0%
Danaher Corp.	1,029,227	49,763,126

Scientific Instruments: Control & Filter - 2.7%
Flowserve Corp.	281,506	26,092,791
Rockwell Automation, Inc.	275,900	18,664,635

		44,757,426

Transportation Miscellaneous - 2.8%
United Parcel Service, Inc.-Class B	657,700	46,196,848

		175,410,396

Financial Services - 10.0%
Diversified Financial Services - 6.5%
Blackstone Group LP	1,719,200	25,289,432
Goldman Sachs Group, Inc. (The)	249,105	27,289,453
JPMorgan Chase & Co.	1,609,400	55,942,744

		108,521,629

Financial Data & Systems - 0.8%
Visa, Inc.-Class A	141,000	13,149,660

Insurance: Multi-Line - 1.7%
MetLife, Inc.	813,860	28,615,317

Real Estate - 1.0%
CBRE Group, Inc. (a)	911,500	16,206,470

		166,493,076

Company	Shares	U.S. $ Value
Health Care - 7.9%
Biotechnology - 1.2%
Celgene Corp. (a)	310,212	20,111,044

Health Care Services - 1.5%
Express Scripts, Inc.-Class A (a)	548,070	25,063,241

Medical & Dental Instruments & Supplies - 1.6%
Covidien PLC	562,365	26,453,650

Medical Equipment - 0.2%
Illumina, Inc. (a)	121,134	3,709,123

Pharmaceuticals - 3.4%
Allergan, Inc./United States	418,760	35,226,091
Gilead Sciences, Inc. (a)	507,740	21,152,448

		56,378,539

		131,715,597

Materials & Processing - 7.3%
Chemicals: Diversified - 2.8%
Dow Chemical Co. (The)	844,085	23,533,090
Potash Corp. of Saskatchewan, Inc.	497,200	23,532,476

		47,065,566

Fertilizers - 2.8%
Monsanto Co.	626,908	45,607,557

Metal Fabricating - 1.7%
Precision Castparts Corp.	174,680	28,499,042

		121,172,165

Consumer Staples - 3.3%
Beverage: Soft Drinks - 0.9%
PepsiCo, Inc./NC	228,160	14,362,672

Foods - 1.6%
General Mills, Inc.	690,230	26,594,562

Personal Care - 0.8%
Procter & Gamble Co. (The)	206,900	13,239,531

		54,196,765

Total Common Stocks (cost $1,707,691,980)		1,630,904,409

	Contracts
OPTIONS PURCHASED - PUTS - 1.3%
S&P 500 Index
Expiration: Jun `12, Exercise Price: $ 1,175.00 (a)(b)	511	3,893,820
S&P 500 Index
Expiration: Jun `12, Exercise Price: $ 1,100.00 (a)(b)	900	4,986,000
S&P 500 Index
Expiration: Jun `12, Exercise Price: $ 1,200.00 (a)(b)	930	7,867,800
S&P 500 Index
Expiration: Sep `12, Exercise Price: $ 1,100.00 (a) (b)	610	4,428,600

Total Options Purchased - Puts (cost $31,021,013)		21,176,220

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c) (Cost $22,678,214)	22,678,214	22,678,214

Total Investments - 101.0% (cost $1,761,391,207) (d)		1,674,758,843
Other assets less liabilities - (1.0)%		(16,601,453)

Net Assets - 100.0%		$1,658,157,390

CALL OPTIONS WRITTEN
Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Amazon.Com, Inc. (b)	175	$210.00	November 2011	$165,375
Amazon.Com, Inc. (b)	220	240.00	November 2011	17,930
Google, Inc. (b)	68	600.00	November 2011	73,780
Monsanto Co. (b)	685	75.00	November 2011	91,790
Oracle Corp. (b)	1,040	32.00	November 2011	138,840
Walt Disney Co. (b)	1,218	34.00	November 2011	214,977

(premium received $905,821)				$702,692

PUT OPTIONS WRITTEN
Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (b)	511	$1,000.00	June 2012	$1,829,380
S&P 500 Index (b)	900	925.00	June 2012	2,286,000
S&P 500 Index (b)	930	1,050.00	June 2012	4,147,800
S&P 500 Index (b)	610	925.00	September 2012	2,257,000

(premium received $15,995,937)				$10,520,180

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,983,538 and gross unrealized depreciation of investments was $(119,615,902), resulting in net unrealized depreciation of $(86,632,364).

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Large Cap Growth Fund

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,630,904,409		$	– 0	–	$	– 0	–	$1,630,904,409
Options Purchased - Puts	– 0	–		21,176,220			– 0	–	21,176,220
Short-Term Investments	22,678,214			– 0	–		– 0	–	22,678,214
Total Investments in Securities	1,653,582,623			21,176,220			– 0	–	1,674,758,843
Other Financial Instruments**:
Assets	– 0	–		– 0	–		– 0	–	– 0	–
Liabilities:
Call Options Written	– 0	–		(702,692)			– 0	–	(702,692)
Put Options Written	– 0	–		(10,520,180)			– 0	–	(10,520,180)

Total	$1,653,582,623			$9,953,348		$	– 0	–	$1,663,535,971

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2011